Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Class R6 Shares | ING Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Short Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal period from December 19, 2012 through March 31, 2013, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds or derivative instruments having economic characteristics similar to bonds. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The average dollar-weighted maturity of the Fund will not exceed 3 years. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average dollar-weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The Fund invests in non-government issued debt securities, issued by companies of all sizes, rated investment-grade, but may also invest up to 10% of its total assets in high yield securities, (commonly referred to as “junk bonds,”) rated B or better by Moody’s Investors Service, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or by Fitch Ratings (“Fitch”) or, if not rated by Moody’s, S&P or Fitch, if the sub-adviser (“Sub-Adviser”) determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody’s (P-1 or P-2), S&P (A-1+, A-1 or A-2) or Fitch (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser.

The Fund may also invest in: preferred stocks; U.S. government securities, securities of foreign governments, and supranational organizations; mortgage-backed and asset-backed debt securities; municipal bonds, notes, and commercial paper; and debt securities of foreign issuers. The Fund may engage in dollar roll transactions and swap agreements, including credit default swaps. The Fund may use options and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser believes that relationships between the drivers of fixed-income returns change over time and that recognizing this is key to managing fixed-income assets. Therefore, the Sub-Adviser employs a dynamic investment process that balances top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process - sector allocation, security selection, duration and yield curve management. This includes leveraging proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call   During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps   The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Fund pays a fee to protect against the risk that a security held by the Fund will default. As a seller of the swap, the Fund receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are particularly subject to counterparty, credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

Currency   To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

High-Yield Securities   Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations   The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension   Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt   These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations   U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund did not have a full calendar year of operations as of December 31, 2012, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund did not have a full calendar year of operations as of December 31, 2012, there is no annual performance information included.
Class R6 Shares | ING Short Term Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.48%
1 Yr	rr_ExpenseExampleYear01	$ 49
3 Yrs	rr_ExpenseExampleYear03	180
1 Yr	rr_ExpenseExampleNoRedemptionYear01	49
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	$ 180

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.47% through August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years.